Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Target Date Retirement Series
Entity Central Index Key	0001380175
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
American Funds 2070 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class A
Trading Symbol	AAFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 20 *	0.39% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.39%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 8.40% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class A (with sales charge) 2	2.17%
American Funds 2070 Target Date Retirement Fund — Class A (without sales charge) 2	8.40%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class A shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class C
Trading Symbol	CCGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 47 *	0.91% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 47	[1]
Expense Ratio, Percent	0.91%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 8.10% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class C (with sales charge) 2	7.10%
American Funds 2070 Target Date Retirement Fund — Class C (without sales charge) 2	8.10%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class C shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class T
Trading Symbol	TDABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5 *	0.09% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.09%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 8.50% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class T (with sales charge) 2	5.75%
American Funds 2070 Target Date Retirement Fund — Class T (without sales charge) 2	8.50%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class T shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class F-1
Trading Symbol	FATSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 6 *	0.11% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.11%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 8.50% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class F-1 2	8.50%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class F-1 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions )	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class F-2
Trading Symbol	FBAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 4 *	0.07% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 4	[1]
Expense Ratio, Percent	0.07%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 8.50% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class F-2 2	8.50%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class F-2 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class F-3
Trading Symbol	FCBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1 *	0.01% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 1	[1]
Expense Ratio, Percent	0.01%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 8.60% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class F-3 2	8.60%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class F-3 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-1
Trading Symbol	RAADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 5 *	0.10% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.10%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 8.50% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-1 2	8.50%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class R-1 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-2
Trading Symbol	RAABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56 *	1.08% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 56	[1]
Expense Ratio, Percent	1.08%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 8.10% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-2 2	8.10%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class R-2 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-2E
Trading Symbol	RBAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41 *	0.79% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 41	[1]
Expense Ratio, Percent	0.79%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 8.20% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-2E 2	8.20%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class R-2E shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-3
Trading Symbol	RCADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 36 *	0.69% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	0.69%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 8.20% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-3 2	8.20%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class R-3 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-4
Trading Symbol	RCAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 20 *	0.38% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.38%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 8.40% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-4 2	8.40%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class R-4 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type ( percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-5E
Trading Symbol	RAAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 9 *	0.17% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.17%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 8.50% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-5E 2	8.50%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class R-5E shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-5
Trading Symbol	REAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3 *	0.06% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.06%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 8.50% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-5 2	8.50%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class R-5 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-6
Trading Symbol	RFBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1 *	0.01% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 1	[1]
Expense Ratio, Percent	0.01%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 8.60% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-6 2	8.60%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class R-6 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class A
Trading Symbol	AAOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.36%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 30.88% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class A (with sales charge) 2	23.33%	13.47% )
American Funds 2065 Target Date Retirement Fund — Class A (without sales charge) 2	30.88%	14.94% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class A shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,659,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class C
Trading Symbol	CCLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 29.93% for the year ended October 31, 2024. That result compares with a 30.24%
gain
for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class C (with sales charge) 2	28.93%	14.16% )
American Funds 2065 Target Date Retirement Fund — Class C (without sales charge) 2	29.93%	14.16% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class C shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,659,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class T
Trading Symbol	TDTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 31.25% for the year ended October 31, 2024. That result
compares with a 30.24% gain for the S&P Target Date 2065+ Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class T (with sales charge) 2	28.01%	14.66% )
American Funds 2065 Target Date Retirement Fund — Class T (without sales charge) 2	31.25%	15.30% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,659,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class F-1
Trading Symbol	FAXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.37%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 30.84% for the year ended October 31, 2024. That result
compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class F-1 2	30.84%	14.98% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-1 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest
directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,659,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class F-2
Trading Symbol	FBMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 31.19% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return
, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class F-2 2	31.19%	15.28% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,659,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class F-3
Trading Symbol	FCQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 31.30% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class F-3 2	31.30%	15.37% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,659,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-1
Trading Symbol	RAQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 125	1.09%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 29.92% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-1 2	29.92%	14.37% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-1 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest
directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,659,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-2
Trading Symbol	RBOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $ 10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 29.95% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-2 2	29.95%	14.12% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,659,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-2E
Trading Symbol	RBEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $ 10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 92	0.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 30.35% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-2E 2	30.35%	14.47% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,659,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-3
Trading Symbol	RCPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 76	0.66%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 30.46% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-3 2	30.46%	14.62% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-3 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,659,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-4
Trading Symbol	RDLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 42	0.36%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 30.89% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-4 2	30.89%	14.96% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-4 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,659,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R5E
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-5E
Trading Symbol	RHLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 31.10% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-5E 2	31.10%	15.20% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,659,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R5
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-5
Trading Symbol	REOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 31.30% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-5 2	31.30%	15.31% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment st rat
egies as a result of the benchmark change.
1
Class R-5 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees
and
expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment st rat
egies as a result of the benchmark change.
Net Assets	$ 3,659,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R6
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-6
Trading Symbol	RFVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 31.30% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-6 2	31.30%	15.37% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,659,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund® - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AANTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 30.87% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class A (with sales charge) 2	23.37%	9.08% )	8.57%
American Funds 2060 Target Date Retirement Fund — Class A (without sales charge) 2	30.87%	10.37% )	9.24%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class A shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC
o
r Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 14,306,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fee s paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund® - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 124	1.08%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 29.87% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class C (with sales charge) 2	28.87%	9.55% )	8.57%
American Funds 2060 Target Date Retirement Fund — Class C (without sales charge) 2	29.87%	9.55% )	8.57%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class C shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 14,306,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 31.14% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class T (with sales charge) 2	27.91%	10.07% )	9.99%
American Funds 2060 Target Date Retirement Fund — Class T (without sales charge) 2	31.14%	10.63% )	10.36%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2060 Index 3	29.84%	10.14% )	9.78%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 14,306,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.37%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 30.88% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class F-1 2	30.88%	10.34% )	9.24%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-1 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 14,306,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 31.20% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class F-2 2	31.20%	10.65% )	9.51%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 14,306,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FCKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 31.28% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class F-3 2	31.28%	10.73% )	10.58%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2060 Index 3	29.84%	10.14% )	9.88%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 14,306,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RANTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 29.87% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-1 2	29.87%	9.53% )	8.48%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-1 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 14,306,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 29.83% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-2 2	29.83%	9.52% )	8.42%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 14,306,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 92	0.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 30.24% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-2E 2	30.24%	9.86% )	8.80%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 14,306,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 30.47% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-3 2	30.47%	10.03% )	8.90%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-3 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 14,306,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 42	0.36%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 30.85% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-4 2	30.85%	10.36% )	9.23%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-4 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 14,306,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the
last year
?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 31.15% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-5E 2	31.15%	10.58% )	10.13%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2060 Index 3	29.84%	10.14% )	9.70%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 14,306,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 31.25% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-5 2	31.25%	10.69% )	9.55%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees
and
expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 14,306,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 31.26% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-6 2	31.26%	10.74% )	9.61%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd.

Performance Inception Date	Mar. 27, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 14,306,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.34%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 30.76% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class A (with sales charge) *	23.26%	9.09% )	8.49%
American Funds 2055 Target Date Retirement Fund — Class A (without sales charge) *	30.76%	10.40% )	9.14%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 23,679,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 123	1.07%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 29.76% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall
return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class C (with sales charge) *	28.76%	9.58% )	8.47%
American Funds 2055 Target Date Retirement Fund — Class C (without sales charge) *	29.76%	9.58% )	8.47%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 23,679,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 31.03% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree
of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2055 Target Date Retirement Fund — Class T (with sales charge) 2	27.74%	10.10% )	10.01%
American Funds 2055 Target Date Retirement Fund — Class T (without sales charge) 2	31.03%	10.66% )	10.38%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2055 Index 3	29.69%	10.10% )	9.70%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 23,679,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.37%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 30.71% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class F-1 *	30.71%	10.36% )	9.10%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 23,679,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 31.08% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class F-2 *	31.08%	10.67% )	9.40%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services
Ltd
.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 23,679,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FCJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 31.14% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
American Funds 2055 Target Date Retirement Fund — Class F-3 2	31.14%	10.76% )	10.60%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2055 Index 3	29.69%	10.10% )	9.80%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 23,679,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 29.78% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-1 *	29.78%	9.55% )	8.28%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 23,679,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 29.76% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-2 *	29.76%	9.55% )	8.31%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 23,679,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 93	0.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 30.11% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-2E *	30.11%	9.88% )	8.67%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 23,679,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 30.34% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-3 *	30.34%	10.05% )	8.79%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 23,679,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 42	0.36%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 30.71% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-4 *	30.71%	10.38% )	9.11%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 23,679,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 31.00% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings.
Ce
rtain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2055 Target Date Retirement Fund — Class R-5E 2	31.00%	10.60% )	10.15%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2055 Index 3	29.69%	10.10% )	9.62%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 23,679,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 31.10% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-5 *	31.10%	10.72% )	9.44%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 23,679,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 31.21% for the year ended Octo ber 31
, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-6 *	31.21%	10.77% )	9.49%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 23,679,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AALTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.34%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 30.43% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class A (with sales charge) *	22.91%	9.15% )	8.52%
American Funds 2050 Target Date Retirement Fund — Class A (without sales charge) *	30.43%	10.45% )	9.16%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,619,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 123	1.07%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 29.51% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class C (with sales charge) *	28.51%	9.63% )	8.50%
American Funds 2050 Target Date Retirement Fund — Class C (without sales charge) *	29.51%	9.63% )	8.50%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,619,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 30.72% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2050 Target Date Retirement Fund — Class T (with sales charge) 2	27.44%	10.15% )	10.04%
American Funds 2050 Target Date Retirement Fund — Class T (without sales charge) 2	30.72%	10.71% )	10.41%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2050 Index 3	29.63%	10.04% )	9.64%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,619,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.37%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 30.40% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class F-1 *	30.40%	10.41% )	9.13%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,619,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 30.75% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class F-2 *	30.75%	10.71% )	9.43%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,619,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	DITFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 30.81% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2050 Target Date Retirement Fund — Class F-3 2	30.81%	10.80% )	10.63%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2050 Index 3	29.63%	10.04% )	9.74%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,619,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 29.41% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-1 *	29.41%	9.59% )	8.31%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,619,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 29.42% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-2 *	29.42%	9.60% )	8.34%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,619,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 93	0.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 29.82% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-2E *	29.82%	9.93% )	8.69%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,619,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 30.02% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-3 *	30.02%	10.08% )	8.81%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,619,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.36%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 30.43% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-4 *	30.43%	10.42% )	9.14%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,619,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 30.67% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2050 Target Date Retirement Fund — Class R-5E 2	30.67%	10.65% )	10.17%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2050 Index 3	29.63%	10.04% )	9.54%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,619,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 30.80% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-5 *	30.80%	10.76% )	9.47%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,619,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 30.86% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-6 *	30.86%	10.82% )	9.52%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,619,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.34%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 30.08% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary dr
iv
er of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in ov
ers
eas equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total ret
ur
ns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class A (with sales charge) *	22.58%	9.10% )	8.47%
American Funds 2045 Target Date Retirement Fund — Class A (without sales charge) *	30.08%	10.40% )	9.11%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 37,441,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key f u nd st at istics
Fund net assets (in m illio ns)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 123	1.07%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 29.09% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the pri
m
ary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas eq
ui
ties, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total re
tu
rns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class C (with sales charge) *	28.09%	9.59% )	8.44%
American Funds 2045 Target Date Retirement Fund — Class C (without sales charge) *	29.09%	9.59% )	8.44%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 37,441,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund stat is tics
Fund net assets (in mil lions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 30.39% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the p
rim
ary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas e
quit
ies, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual t
otal
returns
	1 year	5 years	Since inception 1
American Funds 2045 Target Date Retirement Fund — Class T (with sales charge) 2	27.11%	10.10% )	9.98%
American Funds 2045 Target Date Retirement Fund — Class T (without sales charge) 2	30.39%	10.67% )	10.35%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2045 Index 3	28.69%	9.73% )	9.40%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 37,441,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund sta ti s tics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FATTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.37%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 30.04% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equ
it
ies were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s hol
din
gs in overseas equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average a
nn
ual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class F-1 *	30.04%	10.37% )	9.07%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 37,441,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund sta tis tics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 30.36% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the pr
im
ary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in over
sea
s equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total re
tur
ns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class F-2 *	30.36%	10.67% )	9.36%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 37,441,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund sta tist ics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FCHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 30.47% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the pri
ma
ry driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overs
ea
s equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retu
r
ns
	1 year	5 years	Since inception 1
American Funds 2045 Target Date Retirement Fund — Class F-3 2	30.47%	10.78% )	10.58%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2045 Index 3	28.69%	9.73% )	9.49%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 37,441,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in m illio ns)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 29.06% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the p
rim
ary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overs
e
as equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual to
ta
l returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-1 *	29.06%	9.56% )	8.25%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 37,441,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund st ati stics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 29.04% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the pri
m
ary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overse
a
s equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual to
t
al returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-2 *	29.04%	9.55% )	8.28%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 37,441,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund stat ist ics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 93	0.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 29.44% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the pri
m
ary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas eq
u
ities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual to
t
al returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-2E *	29.44%	9.89% )	8.64%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 37,441,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund stati s tics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 29.62% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the pri
m
ary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in ove
rs
eas equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual tot
a
l returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-3 *	29.62%	10.06% )	8.75%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 37,441,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund sta ti stics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 30.06% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the pri
m
ary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in ove
r
seas equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual tot
a
l returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-4 *	30.06%	10.39% )	9.08%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 37,441,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statis t ics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 30.26% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while positive, were lesser contributors to the fund’s overall return, as was
the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2045 Target Date Retirement Fund — Class R-5E 2	30.26%	10.60% )	10.11%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2045 Index 3	28.69%	9.73% )	9.30%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and
/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 37,441,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 30.42% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-5 *	30.42%	10.71% )	9.41%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 37,441,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 30.43% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-6 *	30.43%	10.77% )	9.47%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 37,441,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.34%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 29.07% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class A (with sales charge) *	21.61%	8.88% )	8.28%
American Funds 2040 Target Date Retirement Fund — Class A (without sales charge) *	29.07%	10.18% )	8.92%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 44,409,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 123	1.08%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 28.12% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class C (with sales charge) *	27.12%	9.37% )	8.27%
American Funds 2040 Target Date Retirement Fund — Class C (without sales charge) *	28.12%	9.37% )	8.27%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 44,409,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 29.38% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds 2040 Target Date Retirement Fund — Class T (with sales charge) 2	26.13%	9.88% )	9.78%
American Funds 2040 Target Date Retirement Fund — Class T (without sales charge) 2	29.38%	10.44% )	10.15%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2040 Index 3	27.29%	9.20% )	9.00%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 44,409,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class F1
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 42	0.37%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 29.02% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class F-1 *	29.02%	10.15% )	8.89%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 44,409,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class F2
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 29.39% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class F-2 *	29.39%	10.45% )	9.19%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 44,409,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class F3
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FCGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 29.53% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds 2040 Target Date Retirement Fund — Class F-3 2	29.53%	10.54% )	10.38%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2040 Index 3	27.29%	9.20% )	9.09%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 44,409,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R1
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 125	1.10%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 28.08% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-1 *	28.08%	9.33% )	8.08%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 44,409,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R2
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 125	1.10%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 28.14% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-2 *	28.14%	9.34% )	8.11%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 44,409,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 93	0.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 28.52% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-2E *	28.52%	9.65% )	8.46%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 44,409,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 28.70% for the year ended October 31, 2024. That result compares with a
27
.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-3 *	28.70%	9.82% )	8.58%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 44,409,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hyp oth etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 29.05% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-4 *	29.05%	10.16% )	8.91%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 44,409,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,00 0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 29.37% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2040 Target Date Retirement Fund — Class R-5E 2	29.37%	10.39% )	9.93%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2040 Index 3	27.29%	9.20% )	8.92%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 44,409,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 29.46% for the year ended
October 31, 2024
. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-5 *	29.46%	10.48% )	9.24%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 44,409,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R6
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 29.52% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-6 *	29.52%	10.55% )	9.29%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 44,409,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover r ate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's
discussion
of fund performance
The fund’s Class A shares gained 25.99% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class A (with sales charge) *	18.71%	7.90% )	7.69%
American Funds 2035 Target Date Retirement Fund — Class A (without sales charge) *	25.99%	9.19% )	8.33%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 48,481,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 122	1.08%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 25.07% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class C (with sales charge) *	24.07%	8.39% )	7.68%
American Funds 2035 Target Date Retirement Fund — Class C (without sales charge) *	25.07%	8.39% )	7.68%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 48,481,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 26.31% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2035 Target Date Retirement Fund — Class T (with sales charge) 2	23.16%	8.89% )	9.03%
American Funds 2035 Target Date Retirement Fund — Class T (without sales charge) 2	26.31%	9.44% )	9.40%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2035 Index 3	24.97%	8.31% )	8.31%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly
in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 48,481,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class F1
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 42	0.37%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 25.96% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class F-1 *	25.96%	9.15% )	8.30%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 48,481,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 26.31% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class F-2 *	26.31%	9.45% )	8.59%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 48,481,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class F3
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FDFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 26.41% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	Since inception 1
American Funds 2035 Target Date Retirement Fund — Class F-3 2	26.41%	9.56% )	9.63%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2035 Index 3	24.97%	8.31% )	8.40%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 48,481,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R1
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 124	1.10%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 25.07% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-1 *	25.07%	8.36% )	7.49%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 48,481,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R2
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 124	1.10%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 25.08% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-2 *	25.08%	8.35% )	7.51%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 48,481,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R2E
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund
performance
The fund’s Class R-2E shares gained 25.38% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S.
market
was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-2E *	25.38%	8.69% )	7.87%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 48,481,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R3
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund
performance
The fund’s Class R-3 shares gained 25.64% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-3 *	25.64%	8.84% )	7.99%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services
Ltd
.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 48,481,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R4
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 26.04% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S
&
P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-4 *	26.04%	9.18% )	8.31%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 48,481,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 26.26% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2035 Target Date Retirement Fund — Class R-5E 2	26.26%	9.39% )	9.25%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2035 Index 3	24.97%	8.31% )	8.28%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market ind ex
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or
Bloomberg
Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 48,481,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 26.39% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally
positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income
, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-5 *	26.39%	9.50% )	8.63%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 48,481,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 26.43% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-6 *	26.43%	9.56% )	8.69%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 48,481,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 23.11% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class A (with sales charge) *	16.00%	6.48% )	6.64%
American Funds 2030 Target Date Retirement Fund — Class A (without sales charge) *	23.11%	7.76% )	7.27%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees an
d expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 49,435,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 119	1.07%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 22.15% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total r
et
urns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class C (with sales charge) *	21.15%	6.95% )	6.63%
American Funds 2030 Target Date Retirement Fund — Class C (without sales charge) *	22.15%	6.95% )	6.63%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 49,435,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 23.48% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2030 Target Date Retirement Fund — Class T (with sales charge) 2	20.41%	7.46% )	7.77%
American Funds 2030 Target Date Retirement Fund — Class T (without sales charge) 2	23.48%	8.01% )	8.13%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2030 Index 3	22.37%	7.24% )	7.45%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 49,435,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 23.08% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class F-1 *	23.08%	7.71% )	7.24%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 49,435,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 23.39% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class F-2 *	23.39%	8.02% )	7.53%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 49,435,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class F
Trading Symbol	FCETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 23.57% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio
, the income and stability provided by bonds helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
American Funds 2030 Target Date Retirement Fund — Class F-3 2	23.57%	8.11% )	8.37%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2030 Index 3	22.37%	7.24% )	7.54%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 49,435,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions )	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-1[Member]
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 122	1.10%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 22.19% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-1 *	22.19%	6.92% )	6.44%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 49,435,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 122	1.10%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 22.17% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-2 *	22.17%	6.92% )	6.46%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 49,435,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 22.54% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-2E *	22.54%	7.25% )	6.80%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 49,435,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 22.74% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-3 *	22.74%	7.41% )	6.94%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 49,435,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 23.08% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-4 *	23.08%	7.73% )	7.25%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 49,435,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-5-E
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 23.31% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2030 Target Date Retirement Fund — Class R-5E 2	23.31%	7.95% )	8.08%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2030 Index 3	22.37%	7.24% )	7.48%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 49,435,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 23.44% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-5 *	23.44%	8.05% )	7.58%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 49,435,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R6
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 23.48% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income
and stability provided by bonds helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-6 *	23.48%	8.11% )	7.63%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services
Ltd
.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 49,435,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AADTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 20.59% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class A (with sales charge) *	13.65%	5.46% )	5.72%
American Funds 2025 Target Date Retirement Fund — Class A (without sales charge) *	20.59%	6.73% )	6.35%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative
of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no
expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative
of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,550,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 118	1.07%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 19.77% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class C (with sales charge) *	18.77%	5.94% )	5.71%
American Funds 2025 Target Date Retirement Fund — Class C (without sales charge) *	19.77%	5.94% )	5.71%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has n
o
expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones
Indices
LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,550,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 20.97% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2025 Target Date Retirement Fund — Class T (with sales charge) 2	17.94%	6.45% )	6.78%
American Funds 2025 Target Date Retirement Fund — Class T (without sales charge) 2	20.97%	6.99% )	7.13%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2025 Index 3	19.78%	6.22% )	6.61%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,550,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.59% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class F-1 *	20.59%	6.71% )	6.33%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,550,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.97% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class F-2 *	20.97%	7.01% )	6.62%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,550,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FDDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 21.00% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering st abil
ity and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2025 Target Date Retirement Fund — Class F-3 2	21.00%	7.09% )	7.35%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2025 Index 3	19.78%	6.22% )	6.70%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,550,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RADTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.77% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total ret
urns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-1 *	19.77%	5.92% )	5.53%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,550,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statis tics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.76% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retu
rns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-2 *	19.76%	5.92% )	5.56%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,550,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 20.07% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime
, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-2E *	20.07%	6.23% )	5.90%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,550,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statisti cs
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 20.29% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including
the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retu
rns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-3 *	20.29%	6.39% )	6.02%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,550,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover ra te	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 20.62% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods
, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total return
s
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-4 *	20.62%	6.71% )	6.34%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,550,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistic s
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.87% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns
for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2025 Target Date Retirement Fund — Class R-5E 2	20.87%	6.93% )	7.13%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2025 Index 3	19.78%	6.22% )	6.69%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,550,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statisti cs
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 21.01% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation
supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total return
s
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-5 *	21.01%	7.04% )	6.66%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,550,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistic s
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.98% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retur
ns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-6 *	20.98%	7.09% )	6.71%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 33,550,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statis tics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AACTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 19.81% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class A (with sales charge) *	12.94%	4.76% )	5.07%
American Funds 2020 Target Date Retirement Fund — Class A (without sales charge) *	19.81%	6.01% )	5.69%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or
Bloomberg
Index
Services
Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 15,788,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 118	1.08%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 18.96% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class C (with sales charge) *	17.96%	5.23% )	5.05%
American Funds 2020 Target Date Retirement Fund — Class C (without sales charge) *	18.96%	5.23% )	5.05%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 15,788,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 20.11% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index.
What factors influenced results
During the fund’s
fiscal
year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds 2020 Target Date Retirement Fund — Class T (with sales charge) 2	17.13%	5.73% )	6.02%
American Funds 2020 Target Date Retirement Fund — Class T (without sales charge) 2	20.11%	6.26% )	6.37%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2020 Index 3	19.00%	5.44% )	5.90%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would
have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services
Ltd
.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 15,788,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 19.78% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the
United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class F-1 *	19.78%	5.97% )	5.67%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 15,788,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Fund - Class F2
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.12% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class F-2 *	20.12%	6.27% )	5.95%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without
which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices
LLC
or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 15,788,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FCCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 20.16% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2020 Target Date Retirement Fund — Class F-3 2	20.16%	6.36% )	6.57%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2020 Index 3	19.00%	5.44% )	5.99%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 15,788,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RACTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 114	1.04%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 18.88% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-1 *	18.88%	5.19% )	4.88%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Material Change Date	Nov. 01, 2023
Net Assets	$ 15,788,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class R-1 shares decreased from 1.10% to 1.04% during the reporting period. The decrease was primarily due to a decrease in distribution services (12b-1) fees driven by changes in net assets.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class R-1 shares decreased from 1.10% to 1.04% during the reporting period. The decrease was primarily due to a decrease in distribution services (12b-1) fees driven by changes in net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
American Funds 2020 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 18.91% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-2 *	18.91%	5.20% )	4.90%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 15,788,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 19.21% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-2E *	19.21%	5.51% )	5.24%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 15,788,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.46% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-3 *	19.46%	5.66% )	5.37%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 15,788,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 19.80% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-4 *	19.80%	5.99% )	5.69%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 15,788,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.00% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds 2020 Target Date Retirement Fund — Class R-5E 2	20.00%	6.20% )	6.41%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2020 Index 3	19.00%	5.44% )	6.00%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 15,788,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	RECTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 20.10% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-5 *	20.10%	6.30% )	5.99%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 15,788,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RRCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.26% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-6 *	20.26%	6.36% )	6.05%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 15,788,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AABTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 18.63% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class A (with sales charge) *	11.77%	4.36% )	4.64%
American Funds 2015 Target Date Retirement Fund — Class A (without sales charge) *	18.63%	5.60% )	5.26%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,989,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 118	1.08%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 17.76% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class C (with sales charge) *	16.76%	4.82% )	4.62%
American Funds 2015 Target Date Retirement Fund — Class C (without sales charge) *	17.76%	4.82% )	4.62%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,989,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDQMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 18.83% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2015 Target Date Retirement Fund — Class T (with sales charge) 2	15.85%	5.31% )	5.57%
American Funds 2015 Target Date Retirement Fund — Class T (without sales charge) 2	18.83%	5.85% )	5.92%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2015 Index 3	17.62%	5.07% )	5.51%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,989,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 18.64% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class F-1 *	18.64%	5.57% )	5.24%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,989,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 18.84% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class F-2 *	18.84%	5.86% )	5.52%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,989,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions )	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FDBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 19.08% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2015 Target Date Retirement Fund — Class F-3 2	19.08%	5.97% )	6.11%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2015 Index 3	17.62%	5.07% )	5.59%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,989,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Fund- Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 17.66% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-1 *	17.66%	4.78% )	4.44%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,989,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 17.68% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-2 *	17.68%	4.80% )	4.47%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,989,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions )	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 18.06% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the
U.S
. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual t
ot
al returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-2E *	18.06%	5.11% )	4.81%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,989,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio ho ldings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 18.21% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contribut ors
to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-3 *	18.21%	5.27% )	4.93%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,989,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 18.51% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-4 *	18.51%	5.58% )	5.24%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,989,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 18.91% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2015 Target Date Retirement Fund — Class R-5E 2	18.91%	5.80% )	6.03%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2015 Index 3	17.62%	5.07% )	5.58%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,989,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 18.98% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-5 *	18.98%	5.91% )	5.56%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,989,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 19.04% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-6 *	19.04%	5.96% )	5.61%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,989,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 17.81% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class A (with sales charge) *	10.99%	4.02% )	4.31%
American Funds 2010 Target Date Retirement Fund — Class A (without sales charge) *	17.81%	5.26% )	4.93%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,970,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 118	1.09%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 16.86% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class C (with sales charge) *	15.86%	4.47% )	4.31%
American Funds 2010 Target Date Retirement Fund — Class C (without sales charge) *	16.86%	4.47% )	4.31%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,970,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 18.12% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2010 Target Date Retirement Fund — Class T (with sales charge) 2	15.12%	4.98% )	5.21%
American Funds 2010 Target Date Retirement Fund — Class T (without sales charge) 2	18.12%	5.51% )	5.56%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2010 Index 3	16.80%	4.65% )	5.10%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,970,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 17.80% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class F-1 *	17.80%	5.25% )	4.91%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,970,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 18.03% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class F-2 *	18.03%	5.52% )	5.19%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,970,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	DJTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 18.18% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s
fiscal
year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2010 Target Date Retirement Fund — Class F-3 2	18.18%	5.61% )	5.75%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2010 Index 3	16.80%	4.65% )	5.16%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,970,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 16.89% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-1 *	16.89%	4.47% )	4.13%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index.
Source
(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,970,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31 , 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 16.94% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-2 *	16.94%	4.47% )	4.15%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,970,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 17.30% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-2E *	17.30%	4.77% )	4.49%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,970,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions )	None
Portfolio turnover rate	$ 8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 17.44% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-3 *	17.44%	4.92% )	4.60%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the
benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the
benchmark change.
Net Assets	$ 3,970,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 17.82% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-4 *	17.82%	5.24% )	4.91%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target
Date
2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target
Date
2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,970,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 18.09% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2010 Target Date Retirement Fund — Class R-5E 2	18.09%	5.47% )	5.70%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2010 Index 3	16.80%	4.65% )	5.12%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,970,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 18.19% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
an
nual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-5 *	18.19%	5.57% )	5.24%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,970,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 18.22% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-6 *	18.22%	5.62% )	5.29%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,970,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.

[1]	Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
[2]	Annualized.